Commitments and contingencies - Schedule Of Future Lease Payments Under Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2026	¥ 76,543
2027	53,761
2028	42,147
2029	36,565
2030	32,865
2031 and thereafter	287,300
Total lease payments	529,181
Amount representing interest	26,184
Total lease liabilities for operating leases	¥ 502,997	¥ 548,699